Restructuring and Other Costs - Schedule of Restructuring Charges Related to Active Restructuring Initiatives (Details) - USD ($) $ in Millions		12 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		$ 39.5	$ 113.4	$ 294.9
Restructuring and Related Cost, Cost Incurred to Date		568.9
Restructuring and Related Cost, Expected Cost		572.0
Net Property, Plant and Equipment [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		9.7	31.6	189.5
Restructuring and Related Cost, Cost Incurred to Date		256.3
Restructuring and Related Cost, Expected Cost		256.3
Severance and Other Employee Costs [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		9.9	47.3	69.5
Restructuring and Related Cost, Cost Incurred to Date		197.5
Restructuring and Related Cost, Expected Cost		198.3
Equipment and Inventory Relocation Costs [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		5.8	4.7	1.4
Restructuring and Related Cost, Cost Incurred to Date		14.5
Restructuring and Related Cost, Expected Cost		15.0
Facility Carrying Costs [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		4.2	6.1	19.4
Restructuring and Related Cost, Cost Incurred to Date		40.1
Restructuring and Related Cost, Expected Cost		41.9
Other Costs Related to Restructuring and Other Costs [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		9.9	23.7	15.1
Restructuring and Related Cost, Cost Incurred to Date		60.5
Restructuring and Related Cost, Expected Cost		60.5
Corporate, Non-Segment [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		5.6	19.6	44.1
Restructuring and Related Cost, Cost Incurred to Date		117.5
Restructuring and Related Cost, Expected Cost		117.5
Corporate, Non-Segment [Member] | Net Property, Plant and Equipment [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost			0.1	1.2
Restructuring and Related Cost, Cost Incurred to Date		1.4
Restructuring and Related Cost, Expected Cost		1.4
Corporate, Non-Segment [Member] | Severance and Other Employee Costs [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		0.8	14.8	36.9
Restructuring and Related Cost, Cost Incurred to Date		100.6
Restructuring and Related Cost, Expected Cost		100.6
Corporate, Non-Segment [Member] | Other Costs Related to Restructuring and Other Costs [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		4.8	4.7	6.0
Restructuring and Related Cost, Cost Incurred to Date		15.5
Restructuring and Related Cost, Expected Cost		15.5
Corrugated Packaging [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		10.6	10.8	230.2
Restructuring and Related Cost, Cost Incurred to Date		316.6
Restructuring and Related Cost, Expected Cost		318.4
Corrugated Packaging [Member] | Net Property, Plant and Equipment [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		2.8	1.4	184.5
Restructuring and Related Cost, Cost Incurred to Date		211.5
Restructuring and Related Cost, Expected Cost		211.5
Corrugated Packaging [Member] | Severance and Other Employee Costs [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		1.6	3.3	17.4
Restructuring and Related Cost, Cost Incurred to Date		42.2
Restructuring and Related Cost, Expected Cost		42.8
Corrugated Packaging [Member] | Equipment and Inventory Relocation Costs [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		3.1	1.9	0.3
Restructuring and Related Cost, Cost Incurred to Date		7.1
Restructuring and Related Cost, Expected Cost		7.1
Corrugated Packaging [Member] | Facility Carrying Costs [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		3.2	5.4	18.9
Restructuring and Related Cost, Cost Incurred to Date		36.7
Restructuring and Related Cost, Expected Cost		37.9
Corrugated Packaging [Member] | Other Costs Related to Restructuring and Other Costs [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		(0.1)	(1.2)	9.1
Restructuring and Related Cost, Cost Incurred to Date		19.1
Restructuring and Related Cost, Expected Cost		19.1
Consumer Packaging [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		20.0	78.4	10.0
Restructuring and Related Cost, Cost Incurred to Date		116.3
Restructuring and Related Cost, Expected Cost		117.6
Consumer Packaging [Member] | Net Property, Plant and Equipment [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		6.9	28.3	3.8
Restructuring and Related Cost, Cost Incurred to Date		41.6
Restructuring and Related Cost, Expected Cost		41.6
Consumer Packaging [Member] | Severance and Other Employee Costs [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		7.2	26.4	4.6
Restructuring and Related Cost, Cost Incurred to Date		41.0
Restructuring and Related Cost, Expected Cost		41.2
Consumer Packaging [Member] | Equipment and Inventory Relocation Costs [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		2.7	2.8	1.1
Restructuring and Related Cost, Cost Incurred to Date		7.4
Restructuring and Related Cost, Expected Cost		7.9
Consumer Packaging [Member] | Facility Carrying Costs [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		1.0	0.7	0.5
Restructuring and Related Cost, Cost Incurred to Date		3.4
Restructuring and Related Cost, Expected Cost		4.0
Consumer Packaging [Member] | Other Costs Related to Restructuring and Other Costs [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	[1]	2.2	20.2
Restructuring and Related Cost, Cost Incurred to Date	[1]	22.9
Restructuring and Related Cost, Expected Cost	[1]	22.9
Land and Development [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		3.3	4.6	10.6
Restructuring and Related Cost, Cost Incurred to Date		18.5
Restructuring and Related Cost, Expected Cost		18.5
Land and Development [Member] | Net Property, Plant and Equipment [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost			1.8
Restructuring and Related Cost, Cost Incurred to Date		1.8
Restructuring and Related Cost, Expected Cost		1.8
Land and Development [Member] | Severance and Other Employee Costs [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		0.3	$ 2.8	$ 10.6
Restructuring and Related Cost, Cost Incurred to Date		13.7
Restructuring and Related Cost, Expected Cost		13.7
Land and Development [Member] | Other Costs Related to Restructuring and Other Costs [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		3.0
Restructuring and Related Cost, Cost Incurred to Date		3.0
Restructuring and Related Cost, Expected Cost		$ 3.0

[1]	Includes a $17.6 million impairment of a customer relationship intangible in fiscal 2017 related to an exited product line.